Expense Example - FPA Global Equity ETF - FPA Global Equity ETF	Feb. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,198